Operations (Tables)	12 Months Ended
Dec. 31, 2017
Operations (Tables) [Abstract]
Summary of Main Assets Acquired and Liabilities Assumed

The net assets at the acquisition date are composed of the following main items:

Balance (i)

Current and non-current assets
Cash and cash equivalents	1,819
Financial investments	35,186
Trade accounts receivable	55,055
Inventories	8,152
Deferred income tax and social contribution	106,760
Property, plant and equipment	287,905
Intangible assets	52,556
Other assets	25,852
573,285

Current and non-current liabilities
Trade payables	16,019
Borrowings	18,485
Debentures	317,960
Other liabilities	29,787
382,251

Net assets (assets (-) liabilities)	191,034

Summary of Reconciliation of Changes in Goodwill

The following table summarizes the consideration paid to Odebrecht Utilities on the acquisition date and book value of the net assets acquired:

			Balance (i)

Consideration
Acquisition of 1,269,290 shares (63.66% of the capital)			610,000
(A) Total consideration transferred			610,000

% of participation	100.00%		63.66%

(B) Cetrel's shareholders' equity on September 30. 2017	191,034		121,612

Result (A) - (B)		(ii)	488,388

(i)    Amounts based on September 30 balances, reflecting the transaction occurring on October, 2017.

(ii)  Difference between the consideration given and the aggregate book value of the assets and liabilities of the acquired entity.

(iii)           On June 2, 2017, the Board of Directors approved the construction of a new polypropylene production unit in La Porte, Texas, United States. The total investment is up to approximately US$675 million for 450 kta in production capacity. The conclusion of the construction of this project and the start of its operations is expected in 2020.

(iv)           On January 9, 2017, the Board of Directors approved the sale of the subsidiaries Quantiq Distribuidora Ltda (“Quantiq”) and IAQG Armazéns Gerais Ltda (“IQAG”) in the amount of R$550 million, and on April 3, 2017 the transfer of control to the buyer company was concluded (Note 5).